Property and Equipment, Net Estimated Useful Lives (Detail)	9 Months Ended
Sep. 30, 2012
Computer Equipment And Software | Minimum
Property and equipment estimated useful lives
Property and Equipment useful lives	3 years
Computer Equipment And Software | Maximum
Property and equipment estimated useful lives
Property and Equipment useful lives	5 years
Furniture and Fixtures | Minimum
Property and equipment estimated useful lives
Property and Equipment useful lives	3 years
Furniture and Fixtures | Maximum
Property and equipment estimated useful lives
Property and Equipment useful lives	5 years
Leasehold Improvements
Property and equipment estimated useful lives
Property and Equipment useful lives	Shorter of the lease term or estimated useful life